SHORT-TERM CONVERTIBLE DEBT (Details Narrative) - USD ($)				1 Months Ended										6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 08, 2020	May 15, 2019	Jun. 05, 2016	Jun. 30, 2021	Feb. 19, 2021	Jun. 30, 2020	May 27, 2020	Mar. 31, 2020	Mar. 23, 2020	Dec. 17, 2019	Mar. 29, 2019	Sep. 19, 2018	Mar. 20, 2018	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	May 14, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 03, 2018
Unamortized debt discount on warrants																$ 330,729			$ 621,271
Fair value of derivative liability																25,000
Unamortized debt issuance costs																33,854			64,000
Derivative liability															$ 30,000	25,000
Intrinsic value of bifurcation																8,425
Initial value of issuance deemed																0
Convertible notes payable															0	$ 1,930,000
Outstanding debt balance																			2,915,000
Common stock shares issued					2,236	500,000						556,136				7,957,013
Warrant liability						$ 3,512,254		$ 870,499									$ 2,594,111
Extinguishment of the derivative liability												$ 556,136
Original issue discount												$ 52,500
Securities Purchase Agreement | Adar Bays
Net proceeds		$ 45,000
Accrued expense																		$ 1,166
Original issue discount		5,250																	1,942
Convertible redeemable note principal amount		$ 57,750
Interest rate		8.00%
Beneficial conversion feature		$ 38,500																	14,438
Securities Purchase Agreement | Eagle Equities [Member]
Unamortized debt issuance costs		7,500																	2,774
Net proceeds		45,000
Accrued expense																		$ 1,166
Original issue discount		5,250																	1,942
Convertible redeemable note principal amount		$ 57,750
Interest rate		8.00%
Beneficial conversion feature		$ 38,500																	$ 14,438
Auctus Fund, LLC [Member]
Unamortized debt issuance costs															0	$ 5,100
Accrued interest															26,542	10,260
Default penalty															48,434
Note outstanding											$ 106,210				$ 168,561	192,267					$ 90,641
Notes issued				250,000
Net proceeds				$ 100,000										$ 100,000
Exercise price															$ 0.16
Convertible promissory note principal amount															$ 112,750
Issuance of promissory note						$ 250,000							$ 150,000
Exercise price						$ 0.16
Accrued expense															16,656	$ 10,260
Interest rate											12.00%			12.00%		12.00%
Beneficial conversion feature											$ 65,000									$ 97,685
Troubled Debt Restructuring [Member]
Prepayment penalty										$ 350,000					350,000
Extinguishment of the derivative liability														$ 700,000	700,000
Loan															84,000
Warrant Three [Member]
Warrants issued									692,446
Warrant One [Member]
Warrants issued									496,602
Warrant Two [Member]
Warrants issued									692,446
First Tranche [Member]
Unamortized debt discount on warrants															0	$ 304,271
Unamortized debt issuance costs															0	31,146
Warrants issued										7,500,000									7,500,000
Prepayment penalty										$ 350,000					350,000	700,000			$ 700,000
Accrued interest															73,889	73,889			2,722
Warrant liability										635,000
Proceeds from warrant issued										635,000
Debt issuance cost										65,000
Administrative and legal expenses										570,000
Payment to convertible promissory note										89,250
unamortized debt discount on warrants, balance															350,000	364,583
Fair value of warrants										745,972
Convertible note received										$ 700,000
Rate of interest										ten percent (10%)
Description of matures										December 17, 2021
Outstanding balance of first two tranches															400,000	1,100,000
Second Tranche [Member]
Unamortized debt issuance costs															21,961	47,086			352,914
Accrued interest															54,556	24,222
unamortized debt discount on warrants, balance															$ 432,595	$ 377,136
Convertible note received							$ 400,000
Rate of interest							ten percent (10%)
Description of matures							December 17, 2021
Net paid amount							$ 313,000
Related Party Convertible Note Payable [Member]
Convertible notes payable	$ 600,653,000																		$ 512,719,000
Warrants issued									496,602
Outstanding debt balance	790,544
Distributor payment			$ 240,000
Cash investment			$ 200,000
Description of capital raising transactions			Due upon consummation of any capital raising transaction by the Company within 90 days and with net cash proceeds of at least $1.0 million
Conversion of debt outstanding	$ 790,544
Common stock shares issued									1,905,270
Short-term Convertible Notes Payable [Member]
Convertible note issued							$ 2,400,000			$ 2,400,000
Auctus
Common stock shares issued																500,000
Auctus | Securities Purchase Agreement
Unamortized debt issuance costs																$ 5,517
unamortized debt discount on warrants, balance																8,424
Net proceeds														$ 100,000
Convertible promissory note principal amount								112,750								112,750
Issuance of promissory note								$ 250,000
Promissory note interest rate								6%
Exercise price								$ 0.16
Accrued expense																10,260
Original issue discount																$ 5,100